Note 4 - Investment Securities (Details) - Unrealized Losses on Investments (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Note 4 - Investment Securities (Details) - Unrealized Losses on Investments [Line Items]
PreTSL XXV (in Dollars)	$ 151,073,866		$ 116,528,844		$ 142,975,367
PreTSL XXV (in Dollars)	152,186,281		121,839,363		147,621,280
PreTSL XXV (in Dollars)	(1,605,999)		(13,616)		(361,413)
Pretsl Xxv [Member]
Note 4 - Investment Securities (Details) - Unrealized Losses on Investments [Line Items]
PreTSL XXV	B-1		B-1
PreTSL XXV (in Dollars)	656,662		656,662
PreTSL XXV (in Dollars)	147,407		146,080
PreTSL XXV (in Dollars)	(509,255)		(510,582)
PreTSL XXV	66.50%		65.70%
PreTSL XXV	10.90%	[1]	15.60%	[1]
PreTSL XXV	22.60%	[1]	18.70%	[1]
PreTSL XXV	14.00%		14.10%
PreTSL XXV	C/ NR
PreTSL XXV (in Dollars)	$ 108,000	[2]	$ 102,500,000	[3]
PreTSL XXV	21.00%	[2]	20.00%	[3]

[1]	This percentage represents the amount of specific deferrals / defaults that have occurred, plus those that are known for the following quarters to the total amount of original collateral. Fewer deferrals / defaults produce a lower percentage.
[2]	"Excess subordination" amount is the additional defaults / deferrals necessary in the next reporting period to deplete the entire credit enhancement (excess interest and over-collateralization) beneath our tranche within each pool to the point that would cause a "break in yield". This amount assumes that all currently performing collateral continues to perform. A break in yield means that our security would not be expected to receive all the contractual cash flows (principal and interest) by maturity. The "percent of underlying collateral performing" is the ratio of the "excess subordination amount" to current performing collateral - a higher percent means there is more excess subordination to absorb additional defaults / deferrals, and the better our security is protected from loss.
[3]	"Excess subordination" amount is the additional defaults / deferrals necessary in the next reporting period to deplete the entire credit enhancement (excess interest and over-collateralization) beneath our tranche within each pool to the point that would cause a "break in yield". This amount assumes that all currently performing collateral continues to perform. A break in yield means that our security would not be expected to receive all the contractual cash flows (principal and interest) by maturity. The "percent of underlying collateral performing" is the ratio of the "excess subordination amount" to current performing collateral - a higher percentage means there is more excess subordination to absorb additional defaults / deferrals, and the better our security is protected from loss.